INTERNAL-USE SOFTWARE, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Research and Development [Abstract]
Internal-use software	$ 130,942	$ 103,041
Less: accumulated amortization	(87,675)	(64,285)
Total internal-use software, net	$ 43,267	$ 38,756